SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Dec. 31, 2025
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	20 years
Electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Furniture and fixture
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Transportation vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember